DERIVATIVE FINANCIAL INSTRUMENTS - Statement of operations location (Details) - Interest rate swap contracts - Not designated as hedging instrument - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts	¥ (9,775)	¥ (12,258)
Interest expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Realized loss	(19,814)	(1,652)
Unrealized (loss) gain	¥ 10,039	¥ (10,606)